SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - $ / shares			9 Months Ended
	Jun. 09, 2017	Jul. 02, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Split	1 for 25	75 for 1
Increase/Decrease in issued and outstanding common shares	3,115,500	77,853,750
Increase in authorized common shares		50,000,000
Common shares, authorized		50,000,000	500,000,000	500,000,000	500,000,000
Common shares, issued		1,038,050	623,125	77,887,500	77,887,500
Common shares, outstanding		1,038,050	623,125	77,887,500	77,887,500
Common shares, par value		$ 0.001
Maximum [Member]
Estimated useful lives			10 years
Minimum [Member]
Estimated useful lives			1 year
Leasehold Improvements [Member] | Maximum [Member]
Estimated useful lives			5 years
Leasehold Improvements [Member] | Minimum [Member]
Estimated useful lives			3 years
Furniture, Vehicles and Equipment [Member] | Maximum [Member]
Estimated useful lives			10 years
Furniture, Vehicles and Equipment [Member] | Minimum [Member]
Estimated useful lives			3 years